Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows (in millions):

	January 4, 2016 to October 2, 2016	December 29, 2014 to January 3, 2016
Beginning balance	$48.0	$11.4
Acquisitions	18.1	36.6

Ending balance	$66.1	$48.0

The changes in the carrying amount of goodwill for the years ended January 3, 2016 and December 28, 2014 are as follows (in millions):

	Successor	Successor
	For the year December 29, 2014 to January 3, 2016	For the year December 30, 2013 to December 28, 2014
Beginning balance	$11.4	$8.6
Acquisitions	36.6	2.8

Ending balance	$48.0	$11.4

Components of Intangible Assets

The following table summarizes the components of intangible assets (in millions except amortization period):

		October 2, 2016			January 3, 2016
	Years	Amount	Accumulated Amortization	Net	Amount	Accumulated Amortization	Net
Customer relationships	10-21	$145.1	$42.3	$102.8	$127.7	$26.5	$101.2
Trademarks and other	5-10	5.0	1.8	3.2	4.4	1.3	3.1

Total intangibles		$150.1	$44.1	$106.0	$132.1	$27.8	$104.3

The following table summarizes the components of intangible assets (in millions):

		Successor—January 3, 2016			Successor—December 28, 2014
	Years	Amount	Accumulated Amortization	Net	Amount	Accumulated Amortization	Net
Customer relationships	10-21	$127.7	$26.5	$101.2	$92.5	$9.2	$83.3
Trademarks and other	5-10	4.4	1.3	$3.1	4.4	0.7	3.7

Total intangibles		$132.1	$27.8	$104.3	$96.9	$9.9	$87.0

Schedule of Estimated Future Amortization

Total future amortization estimated as of January 3, 2016, is as follows (in millions):

Period ending:
2016	$18.9
2017	15.6
2018	12.9
2019	10.8
2020	9.0
Thereafter	37.1

Total future amortization	$104.3